Fair Value of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013
Fair Value of Financial Instruments [Abstract]
Cash and cash equivalents - Book Value	$ 73,797	$ 54,493	$ 61,288	$ 82,835
Cash and cash equivalents - Fair Value	73,797	54,493
Restricted cash - Book Value	6,849	6,669
Restricted cash - Fair Value	6,849	6,669
Investments in available-for-sale securities - Book Value	19,274	15,099
Investments in available-for-sale securities - Fair Value	19,274	15,099
Ship mortgage notes and premium - Book Value	671,712	671,810
Ship mortgage notes and premium - Fair Value	666,235	657,860
Other long-term debt, net of deferred finance costs - Book Value	434,056	470,192
Other long-term debt, net of deferred finance costs - Fair Value	454,277	492,522
Loans receivable from affiliates - Book Value	11,464	7,791
Loans receivable from affiliates - Fair Value	$ 11,464	$ 7,791